Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0001593538
Registrant Name	NAVIENT CORP
Registration File Number	333-286944
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES